TOTAL OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of detailed information about expenses
The following tables summarise the significant cost items by nature within operating costs for the years presented:

	31 December 2020	31 December 2019	31 December 2018
	€ million	€ million	€ million
Cost of inventory recognised as an expense	4,626	5,147	4,901
Write down of inventories (Note 8)	29	25	23
Logistics costs(A)	763	900	907
Depreciation of property, plant and equipment, excluding restructuring	544	549	446
Amortisation of intangible assets (Note 6)	62	52	51
Acquisition related costs	14	—	—
Out of period mark-to-market effects on undesignated derivatives	2	(2)	8
Restructuring charges, including accelerated depreciation(B)	368	130	274
(A)Logistics costs include warehousing and delivery costs to the final customer destination. They exclude depreciation and amortisation.

	31 December 2020	31 December 2019	31 December 2018
Employee costs	€ million	€ million	€ million
Wages and salaries	1,253	1,370	1,360
Social security costs	283	289	290
Pension and other employee benefits	119	112	118
Total employee costs	1,655	1,771	1,768
Directors’ remuneration information is disclosed in the Directors’ Remuneration Report.
The average number of persons employed by the Group (including Directors) for the periods presented were as follows:

	2020	2019	2018
	No. in thousands	No. in thousands	No. in thousands
Commercial	7.3	7.6	7.7
Supply chain	12.4	13.1	13.1
Support functions	2.5	2.6	2.7
Total average staff employed	22.2	23.3	23.5

	31 December 2020	31 December 2019	31 December 2018
(B) Restructuring	€ million	€ million	€ million
Increase in provision for restructuring programmes (Note 22)	242	80	236
Amount of provision unused (Note 22)	(7)	(15)	(23)
Accelerated depreciation and non-cash costs	121	39	22
Other cash costs(A)	12	26	39
Total restructuring costs	368	130	274
Audit and other fees charged in the income statement concerning the statutory auditor of the consolidated financial statements, Ernst & Young LLP, were as follows:

	31 December 2020	31 December 2019	31 December 2018
	€ thousand	€ thousand	€ thousand
Audit of Parent Company and consolidated financial statements(A)	3,149	2,737	2,401
Audit of the Company’s subsidiaries	3,046	3,430	3,719
Total audit	6,195	6,167	6,120
Audit-related assurance services(B)	909	1,106	976
Other assurance services	279	236	101
Total audit and audit-related assurance services	7,383	7,509	7,197
All other services(C)	30	123	1,180
Total non-audit or non-audit-related assurance services	30	123	1,180
Total audit and all other fees	7,413	7,632	8,377
(A)Fees in respect of the audit of the accounts of the Company, including the Group's consolidated financial statements.
(B)Includes professional fees for interim reviews, reporting on internal financial controls, services related to the transaction entered into with CCE, TCCC, CCIP and CCEG, issuance of comfort letters for debt issuances, regulatory inspections, certain accounting consultations and other attest engagements.
(C)Represents fees for all other allowable services.